Concentration of Credit Risk	6 Months Ended
Jun. 30, 2011
Concentration of Credit Risk [Abstract]
Concentration of Credit Risk
Note 6 - Concentration of Credit Risk

Trade accounts receivable subject Delta to the potential for credit risk with customers in the retail and distribution sectors. To reduce credit risk, Delta performs ongoing evaluations of its customers' financial condition but generally does not require collateral. As of and during the six months ended June 30, 2011, Delta had one customer that accounted for 14% of revenues and 22% of trade accounts receivable, and one customer that accounted for 11% of trade accounts receivable.